Cash, Cash Equivalents and Restricted Cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash, Cash Equivalents and Restricted Cash [Abstract]
Cash held in banks	$ 2,257	$ 813
Bank deposits in U.S. $ with original maturities of three months or less (annual average interest rate 2024 - 3.16%)	1,044
Total cash and cash equivalents	3,301	813
Restricted cash – current – Prepaid expenses and other receivables	113	113
Restricted cash – noncurrent – Other assets	317	300
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 3,731	$ 1,226